UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Crosslink Capital, Inc.

Address:   Two Embarcadero Center
           Suite 2200
           San Francisco, CA 94111


Form 13F File Number: 28-05263


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mihaly Szigeti
Title:  Chief Compliance Officer
Phone:  (415) 617-1800

Signature,  Place,  and  Date  of  Signing:

/s/ Mihaly Szigeti                 San Francisco, CA                  11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      934,437
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADEPT TECHNOLOGY, INC               COMMON STOCKS  006854202     1527    383,719 SH       SOLE                   383,719      0    0
AVG TECHNOLOGIES LTD                SHS            N07831105     2943    306,607 SH       SOLE                   306,607      0    0
ACTIVE NETWORK INC                  COMMON STOCKS  00506D100     3896    310,900 SH       SOLE                   310,900      0    0
ANCESTRY.COM                        COMMON STOCKS  032803108    60040  1,996,001 SH       SOLE                 1,996,001      0    0
APPLE, INC                          COMMON STOCKS  037833100    30253     45,350 SH       SOLE                    45,350      0    0
AVAGO TECHNOLOGIES LTD              SHS            Y0486S104    20413    585,479 SH       SOLE                   585,479      0    0
BAIDU INC                           SPONSORED ADR  056752108    14968    128,050 SH       SOLE                   128,050      0    0
CARBONITE INC                       COMMON STOCKS  141337105    14605  2,083,502 SH       SOLE                 2,083,502      0    0
CAVIUM NETWORKS INC                 COMMON STOCKS  14964U108    17954    539,008 SH       SOLE                   539,008      0    0
EBAY INC                            COMMON STOCKS  278642103    10516    217,400 SH       SOLE                   217,400      0    0
EQUINIX INC                         COMMON STOCKS  29444U502    12363     60,000 SH       SOLE                    60,000      0    0
EXAR CORPORATION                    COMMON STOCKS  300645108     5120    639,986 SH       SOLE                   639,986      0    0
SELECT SECTOR SPDR TR               SBI INT-FINL   81369Y605     5138    329,600 SH       SOLE                   329,600      0    0
FORMFACTOR INC                      COMMON STOCKS  346375108     3940    704,800 SH       SOLE                   704,800      0    0
FORTINET INC                        COMMON STOCKS  34959E109    24564  1,018,416 SH       SOLE                 1,018,416      0    0
GOOGLE INC                          CL A           38259P508    42742     56,650 SH       SOLE                    56,650      0    0
HISOFT TECHNOLOGY INTL LTD          SPONSORED ADR  43358R108    11377  1,101,326 SH       SOLE                 1,101,326      0    0
INTERXION HOLDINGS NV               SHS            N47279109    22091    972,303 SH       SOLE                   972,303      0    0
ISHARES TR                          RUSL 2000 GROW 464287648     4599     48,100 SH       SOLE                    48,100      0    0
JIVE SOFTWARE INC                   COMMON STOCKS  47760A108     7756    493,701 SH       SOLE                   493,701      0    0
KLA-Tencor                          COMMON STOCKS  482480100     4198     88,000 SH       SOLE                    88,000      0    0
NUANCE COMMUNICATIONS               COMMON STOCKS  67020Y100    22037    885,390 SH       SOLE                   885,390      0    0
PANDORA MEDIA INC                   COMMON STOCKS  698354107   367206 33,534,750 SH       SOLE                33,534,750      0    0
PEREGRINE SEMICONDUCTOR CORPORATION COMMON STOCKS  71366R703     4454    262,900 SH       SOLE                   262,900      0    0
POWERSHARES QQQ ETF                 UNIT SER 1     73935A104     4587     66,900 SH       SOLE                    66,900      0    0
QUALCOMM INCORPORATED               COMMON STOCKS  747525103    29580    473,500 SH       SOLE                   473,500      0    0
RDA MICROELECTRONICS                SPONSORED ADR  749394102     7616    717,150 SH       SOLE                   717,150      0    0
RESPONSYS INC                       COMMON STOCKS  761248103     8688    849,264 SH       SOLE                   849,264      0    0
RIVERBED TECHNOLOGY INC             COMMON STOCKS  768573107    15479    664,900 SH       SOLE                   664,900      0    0
RUBICON TECHNOLOGY INC              COMMON STOCKS  780911103     3439    359,011 SH       SOLE                   359,011      0    0
SPDR TRUST SER 1                    TR UNIT        78462F103     4693     32,600 SH       SOLE                    32,600      0    0
SABA SOFTWARE                       COMMON NEW     784932600     8232    824,031 SH       SOLE                   824,031      0    0
SALESFORCE.COM INC                  COMMON STOCKS  79466L302    42249    276,700 SH       SOLE                   276,700      0    0
SENSATA TECHNOLOGIES HOLDING BV     SHS            N7902X906    21086    708,284 SH       SOLE                   708,284      0    0
SHUTTERFLY INC                      COMMON STOCKS  82568P304     5632    180,971 SH       SOLE                   180,971      0    0
TERADATA CORP DEL                   COMMON STOCKS  88076W103     7337     97,300 SH       SOLE                    97,300      0    0
VANTIV, INC.                        COMMON STOCKS  92210H105    10353    480,400 SH       SOLE                   480,400      0    0
VERIFONE SYSTEMS INC.               COMMON STOCKS  92342Y109     3615    129,800 SH       SOLE                   129,800      0    0
VERISK ANALYTICS INC                COM CL A       92345Y106    12131    254,800 SH       SOLE                   254,800      0    0
VISA INC                            COM CL A       92826C839    35020    260,800 SH       SOLE                   260,800      0    0
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